14. Income Taxes (Details - Reconciliation of tax)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Statutory rate	(21.00%)	(21.00%)
Change in valuation allowance	17.20%	23.70%
State income taxes, (net of federal tax benefit)	(2.50%)	(3.50%)
Change in derivatives value	6.50%	0.00%
Other Permanent differences	(0.20%)	0.80%
Effective rate	0.00%	0.00%